Assessment of liquidity and management's plans (Details) - USD ($) $ in Thousands	Jan. 16, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Deficit		$ (309,781)	$ (314,161)
Cash and cash equivalents (note 7)		14,512	7,780	$ 21,999	$ 41,450
Current liabilities		$ 5,596	$ 5,769
FDA Approval Of Pediatric Use | Strongbridge
Disclosure of geographical areas [line items]
Percentage of cost sharing	70.00%